Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Regulatory Liabilities

The components of Pepco Holdings’ regulatory asset and liability balances at December 31, 2012 and 2011 are as follows:

	2012	2011
	(millions of dollars)
Regulatory Assets

Pension and OPEB costs (a)	$1,171	$1,037
Securitized stranded costs (a)	416	481
Smart Grid (a)	229	142
Deferred energy supply costs (a)	183	126
Recoverable income taxes	177	145
Incremental storm restoration costs	89	28
MAPP abandonment costs (a)	88	—
Deferred debt extinguishment costs (a)	53	57
Recoverable workers compensation and long-term disability costs	31	34
Deferred losses on gas derivatives	4	17
Other	173	129

Total Regulatory Assets	$2,614	$2,196

Regulatory Liabilities

Asset removal costs	$324	$388
Deferred energy supply costs	78	33
Deferred income taxes due to customers	45	48
Excess depreciation reserve	11	26
Other	43	31

Total Regulatory Liabilities	$501	$526

(a)	A return is generally earned on these deferrals.